Supplement to the
Fidelity® Variable Insurance Products
Investor Class
Strategic Income Portfolio
April 28, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

Joanna Bewick (lead portfolio manager) has managed the fund since April 2008.

The following information replaces the similar information for Christopher Sharpe found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

Ford O'Neil (co-manager) has managed the fund since June 2012.

The following information replaces similar information found in the "Fund Management" section beginning on page 11.

Joanna Bewick is lead portfolio manager of the fund, which she has managed since April 2008. She also manages other funds. Since joining Fidelity Investments in 1997, Ms. Bewick has worked as a fixed-income research analyst, as senior vice president of Strategic Services, and portfolio manager. In 2006, she left Fidelity and joined JP Morgan Asset Management as a vice president and fixed-income analyst before returning to Fidelity Investments in 2007.

The following information replaces the biographical information for Christopher Sharpe found in the "Fund Management" section beginning on page 11.

Ford O'Neil is co-manager of the fund, which he has managed since June 2012. He also manages other funds. Since joining Fidelity Investments in 1990, Mr. O'Neil has worked as a research analyst and portfolio manager.

VIPSI-INV-12-01  June 15, 2012
1.924866.101

Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and
Service Class 2
Strategic Income Portfolio
April 28, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Joanna Bewick (lead portfolio manager) has managed the fund since April 2008.

The following information replaces the similar information for Christopher Sharpe found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Ford O'Neil (co-manager) has managed the fund since June 2012.

The following information replaces similar information found in the "Fund Management" section beginning on page 11.

Joanna Bewick is lead portfolio manager of the fund, which she has managed since April 2008. She also manages other funds. Since joining Fidelity Investments in 1997, Ms. Bewick has worked as a fixed-income research analyst, as senior vice president of Strategic Services, and portfolio manager. In 2006, she left Fidelity and joined JP Morgan Asset Management as a vice president and fixed-income analyst before returning to Fidelity Investments in 2007.

The following information replaces the biographical information for Christopher Sharpe found in the "Fund Management" section beginning on page 11.

Ford O'Neil is co-manager of the fund, which he has managed since June 2012. He also manages other funds. Since joining Fidelity Investments in 1990, Mr. O'Neil has worked as a research analyst and portfolio manager.

VIPSI-12-01  June 15, 2012
1.805596.111